Retirement Plans - Narrative (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Participant Subsidiary	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Defined Contribution Plan
Defined Contribution Plan, Company Contributions			$ 2,600	$ 1,700	$ 1,400
Defined Benefit Plan Disclosure [Line Items]
Number of Foreign Subsidiaries with Defined Benefit Pension Plans | Subsidiary			2
Curtailment loss			$ 0	$ 317	$ 0
Rate of contribution increase			3.00%
Discount rate			3.70%	4.60%
Expected long-term rate of return			6.20%	5.70%
Target Asset Allocations			100.00%	100.00%
UK Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Number of Foreign Subsidiaries with Defined Benefit Pension Plans | Subsidiary			1
Period of employee salary used to calculate benefits under plan			3 years
Accumulated Benefit Obligation			$ 90,400	$ 87,800
Number of new participants added since the plan was frozen in 1994 | Participant			0
Norway Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Number of Foreign Subsidiaries with Defined Benefit Pension Plans | Subsidiary			1
Norwegian Plan represents percentage of company's total pension plan liabilities and assets			3.00%
Diversified growth fund
Defined Benefit Plan Disclosure [Line Items]
Return on investments in diversified portfolio of equity, bonds, alternatives and cash markets			Libor GBP 3 month +3% Index
Global absolute return fund
Defined Benefit Plan Disclosure [Line Items]
Return on investments in diversified portfolio of equity, bonds, alternatives and cash markets			cash plus 5% per year, gross of fees
U.K. government fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Maturity period on investments in U.K. government fixed income securities (gilts)			25 years
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Maturity period of investment grade corporate bonds denominated in sterling			15 years
U.K. government index-linked securities
Defined Benefit Plan Disclosure [Line Items]
Maturity period of investments in U.K. government index-linked securities (index-linked gilts)			5 years
Equity securities and diversified growth funds
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocations	[1]		65.00%	60.00%
Target asset allocations, minimum			60.00%
Target asset allocations, maximum			70.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocations	[2]		35.00%	40.00%
Target asset allocations, minimum			30.00%
Target asset allocations, maximum			40.00%
Maximum | UK Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Employee contribution percentage defined benefit plan			12.00%
Employer's maximum contribution of pay			12.00%
Minimum | UK Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Employee contribution percentage defined benefit plan			6.50%
Level 3 | UK Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Transfers related to the Company's Level 3				$ 0
Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return		5.00%
Amounts in accumulated other comprehensive loss to be recognized next fiscal year		$ 500
Scenario, Forecast | UK Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Expected contribution level for next fiscal year		$ 1,700
Scenario, Forecast | Equity securities and diversified growth funds
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return		6.40%
Scenario, Forecast | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return		2.40%

[1]	Diversified growth funds refer to actively managed absolute return funds that hold a combination of equity and debt securities
[2]	Includes investments in funds with the objective to provide leveraged returns to U.K. government fixed income securities and U.K. government indexed-linked securities.